Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share - USD ($)
		3 Months Ended			9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021
Basis of Presentation and Summary of Significant Accounting Policies Details Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share [Line Items]
Net income (loss)	$ (10,400)	$ (18,724,535)			$ (19,317,740)
As Reported [Member] | Redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies Details Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share [Line Items]
Net income (loss)		$ (593,205)	$ (5,556,078)	$ 4,962,873
Weighted average shares outstanding		31,098,199	31,291,533	30,731,669
Basic and diluted earnings per share		$ 0	$ 0	$ 0
As Reported [Member] | Non Redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies Details Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share [Line Items]
Net income (loss)		$ (593,205)	$ (5,556,078)	$ 4,962,873
Weighted average shares outstanding		10,976,383	11,833,467	10,109,776
Basic and diluted earnings per share		$ (0.05)	$ (0.47)	$ 0.49
Restatement Adjustments [Member] | Redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies Details Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share [Line Items]
Net income (loss)		$ 0	$ 0	$ 0
Weighted average shares outstanding		3,401,801	3,208,467	3,768,331
Basic and diluted earnings per share		$ (0.01)	$ (0.13)	$ 0.12
Restatement Adjustments [Member] | Non Redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies Details Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share [Line Items]
Net income (loss)		$ 0	$ 0	$ 0
Weighted average shares outstanding		(2,612,433)	(3,208,467)	(2,009,776)
Basic and diluted earnings per share		$ 0.04	$ 0.34	$ (0.37)
As Adjusted [Member] | Redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies Details Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share [Line Items]
Net income (loss)		$ (593,205)	$ (5,556,078)	$ 4,962,873
Weighted average shares outstanding		34,500,000	34,500,000	34,500,000
Basic and diluted earnings per share		$ (0.01)	$ (0.13)	$ 0.12
As Adjusted [Member] | Non Redeemable [Member]
Basis of Presentation and Summary of Significant Accounting Policies Details Schedule of impact the reported amounts of weighted average shares outstanding and basic and diluted earnings per common share [Line Items]
Net income (loss)		$ (593,205)	$ (5,556,078)	$ 4,962,873
Weighted average shares outstanding		8,363,950	8,625,000	8,100,000
Basic and diluted earnings per share		$ (0.01)	$ (0.13)	$ 0.12